ONTRACK CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 7.7%
	EQUITY - 4.2%
15,000	Vanguard Real Estate ETF	$ 1,461,300

	FIXED INCOME - 3.5%
40,000	SPDR Portfolio Short Term Corporate Bond ETF	1,211,200

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,676,663)	2,672,500

	OPEN -END FUNDS — 74.4%
	BANK DEBT - 5.9%
182,945	BNY Mellon Floating Rate Income Fund, Class I	2,041,668

	FIXED INCOME - 22.5%
362,035	BNY Mellon High Yield Fund, Class I	1,980,333
459,779	Bramshill Multi Strategy Income Fund, Institutional Class	3,057,531
201,661	Semper MBS Total Return Fund, Institutional Class	1,722,183
100,100	Thompson Bond Fund	1,039,039
		7,799,086
	HIGH YIELD BOND FUNDS - 7.3%
270,598	American Beacon SiM High Yield Opportunities Fund, Class Y	2,551,743

	INTERNATIONAL BONDS - 4.4%
193,142	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	1,531,614

	PREFERRED STOCKS - 34.3%
514,735	Cohen & Steers Preferred Securities and Income Fund, Inc., Class I	6,444,485
584,579	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	5,459,972
		11,904,457

	TOTAL OPEN-END FUNDS (Cost $24,448,267)	25,828,568

ONTRACK CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
329,456	Fidelity Government Portfolio, Institutional Class, 4.84%(a)	$ 329,456
329,456	First American Government Obligations Fund, Class Z, 4.79%(a)	329,456
	TOTAL MONEY MARKET FUNDS (Cost $658,912)	658,912

	TOTAL SHORT-TERM INVESTMENTS (Cost $658,912)	658,912

	TOTAL INVESTMENTS - 84.0% (Cost $27,783,842)	$ 29,159,980
	OTHER ASSETS IN EXCESS OF LIABILITIES- 16.0%	5,566,989
	NET ASSETS - 100.0%	$ 34,726,969

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2024.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at September 30, 2024	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
705,219	BlackRock High Yield Portfolio Fund, Institutional Shares*	$ 5,098,731	USD SOFR plus 165 bp	7/15/2027	BRC	$ -
318,471	Cohen & Steers Preferred Securities and Income Fund, Inc., Class I*	3,987,261	USD FED plus 185 bp	9/30/2025	CIBC	-
120,000	DNP Select Income Fund, Inc.	1,204,800	USD SOFR plus 60 bp	10/23/2025	BRC	6,740
161,160	Fidelity Real Estate Income Fund*	2,017,728	USD SOFR plus 165 bp	9/9/2027	BRC	-
111,000	First Trust Preferred Securities And Income ETF	2,009,100	USD SOFR plus 60 bp	10/15/2025	BRC	16,128
526,870	JPMorgan Preferred and Income Securities Fund Class I*	5,158,061	USD SOFR plus 165 bp	7/9/2027	BRC	-
90,050	Nuveen Real Asset Income Fund, Class I*	2,013,507	USD SOFR plus 165 bp	9/13/2027	BRC	-
213,850	PIMCO High Yield Municipal Bond Fund, Institutional Class*	1,860,497	USD SOFR plus 165 bp	8/9/2027	BRC	-
84,605	PIMCO Long-Term U.S. Government Fund, Institutional Class*	1,275,846	USD SOFR plus 165 bp	8/2/2027	BRC	-
199,702	PIMCO Preferred and Capital Securities Fund, Institutional Class*	1,885,184	USD SOFR plus 165 bp	8/9/2027	BRC	-
496,032	Thompson Bond Fund*	5,148,810	USD SOFR plus 165 bp	2/1/2027	BRC	-

					Total:	$ 22,868
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at September 30, 2024.